UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019

13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600

Signature, Place and Date of Signing:


/s/ Steven Rohlfing            New York, New York              August 16, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total: $460,406
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                            Name
--------------------                            ----
28-10548                                        SLS Offshore Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
     COL 1            COL 2         COL 3      COL 4           COL 5                 COL 6         COL 7               COL 8

                                              Value     Shares/   Sh/  Put/       Investment       Other              Voting
Name of Issuer    Title of Class    Cusip    (x$1000)   Prn Amt   Prn  Call       Discretion       Mngrs            Authority
                                                                                SOLE      SHARED             SOLE      SHARED   NONE
Allmerica Finl
  Corp            COM             019754100    28,343    838,562  SH           644,493    194,069  NONE     644,493    194,069
Sovereign
  Bancorp Inc     COM             845905108    25,888  1,171,400  SH           898,382    273,018           898,382    273,018
Assurant Inc      COM             04621X108    23,979    909,000  SH           697,172    211,828           697,172    211,828
DirecTVGroup Inc  COM             25459L106    21,674  1,267,462  SH           972,027    295,435           972,027    295,435
Aetna Inc New     COM             00817Y108    19,805    232,999  SH           178,649     54,350           178,649     54,350
Penney JC Inc     COM             708160106    19,715    522,104  SH           400,455    121,649           400,455    121,649
Janus Cap Group
  Inc             COM             47102X105    19,347  1,173,269  SH           899,839    273,430           899,839    273,430
Citizens
  Communications
  Co              COM             17453B101    19,056  1,574,900  SH         1,207,869    367,031         1,207,869    367,031
Sprint Corp       COM FON GROUP   852061100    16,830    956,235  SH           733,348    222,887           733,348    222,887
Cablevision Sys
  Corp            CL A NY CABLVS  12686C109    16,341    831,600  SH           637,784    193,816           637,784    193,816
JP Morgan Chase
  & Co            COM             46625H100    16,117    415,700  SH           318,812     96,888           318,812     96,888
Conexant Systems
  Inc             COM             207142100    14,485  3,345,287  SH         2,565,566    779,721         2,565,566    779,721
Grey Global
  Group Inc       COM             39787M108    14,408     14,627  SH            11,218      3,409            11,218      3,409
Readers Digest
  Assn Inc        COM             755267101    14,386    899,689  SH           689,963    209,726           689,963    209,726
Reliant Energy
  Inc             COM             75952B105    14,372  1,327,100  SH         1,017,769    309,331         1,017,769    309,331
UnumProvident
  Corp            COM             91529Y106    14,324    900,864  SH           690,934    209,930           690,934    209,930
Liberty Media
  Corp New        COM SER A       530718105    12,840  1,428,200  SH         1,095,428    332,772         1,095,428    332,772
Silicon Graphics
  Inc             COM             827056102    12,440  5,654,645  SH         4,336,701  1,317,944         4,336,701  1,317,944
Pep Boys Manny
  Moe & Jack      COM             713278109    10,705    422,300  SH           323,884     98,416           323,884     98,416
Instinet Group
  Inc             COM             457750107    10,115  1,915,794  SH         1,469,282    446,512         1,469,282    446,512
Williams Cos Inc
  Del             COM             969457100     9,531    800,900  SH           614,230    186,670           614,230    186,670
Fleetwood
  Enterprises
  Inc             COM             339099103     9,377    644,467  SH           494,199    150,268           494,199    150,268
International
  Game Technolog  COM             459902102     8,531    221,000  SH           169,492     51,508           169,492     51,508
Huntington
  Bancshares Inc  COM             446150104     8,045    350,100  SH           268,502     81,598           268,502     81,598
Circuit City
  Store Inc       COM             172737108     7,792    601,700  SH           461,442    140,258           461,442    140,258
Medis
  Technologies
  Ltd             COM             58500P107     6,993    431,120  SH           350,131     80,989           350,131     80,989
Alliance Gaming
  Corp            COM NEW         01859P609     6,864    400,000  SH           306,772     93,228           306,772     93,228
Ross Stores Inc   COM             778296103     6,155    230,000  SH           176,394     53,606           176,394     53,606
Centurytel Inc    COM             156700106     6,152    204,800  SH           157,053     47,747           157,053     47,747
Starwood Hotels
  & Resorts Wrld  PAIRED CTF      85590A203     6,001    133,800  SH           107,961     25,839           107,961     25,839
TransAct
  Technologies
  Inc             COM             892918103     5,270    166,666  SH           166,666          0           166,666          0
Radian Group Inc  COM             750236101     4,675     97,600  SH            74,845     22,755            74,845     22,755
Rewards Network
  Inc             COM             761557107     4,663    518,100  SH           397,381    120,719           397,381    120,719
Multimedia Games
  Inc             COM             625453105     4,240    158,100  SH           137,482     20,618           137,482     20,618
Lakes Entmnt Inc  COM             51206P109     3,953    341,700  SH           262,061     79,639           262,061     79,639
Winnebago Inds
  Inc             COM             974637100     3,378     90,600  SH            75,208     15,392            75,208     15,392
Commonwealth Tel
  Enterprises     COM             203349105     2,991     66,800  SH            51,234     15,566            51,234     15,566
Metris Cos Inc    COM             591598107     2,173    250,000  SH           191,732     58,268           191,732     58,268
Cash Systems Inc  COM             14756B102     2,032    315,000  SH           315,000          0           315,000          0
MGIC Invt Corp
  Wis             COM             552848103     1,927     25,400  SH            19,494      5,906            19,494      5,906
BJS Wholesale
  Club Inc        COM             05548J106     1,780     71,200  SH            55,914     15,286            55,914     15,286
Radyne ComStream
  Inc             COM NEW         750611402     1,604    200,000  SH           200,000          0           200,000          0
Stet Hellas
  Communications
  S               ADR             859823106     1,109     66,077  SH            50,675     15,402            50,675     15,402
                                              460,406

02740.0001 #505414